Accumulated Other Comprehensive Loss (Summary Of Changes In Accumulated Other Comprehensive Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (2,422,109)	$ (2,442,997)	$ (2,088,807)
Net gain arising during period before reclassifications	879,193	(488,972)	(678,007)
Amounts reclassified from AOCL	681,005	509,860	323,817
TOTAL OTHER COMPREHENSIVE INCOME	1,560,198	20,888	(354,190)
Balance	(861,911)	(2,422,109)	(2,442,997)
Prior Service Cost [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(34,936)	(52,405)	(69,874)
Amounts reclassified from AOCL	17,469	17,469	17,469
TOTAL OTHER COMPREHENSIVE INCOME	17,469	17,469	17,469
Balance	(17,467)	(34,936)	(52,405)
Net Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(2,387,173)	(2,390,592)	(2,018,933)
Net gain arising during period before reclassifications	879,193	(488,972)	(678,007)
Amounts reclassified from AOCL	663,536	492,391	306,348
TOTAL OTHER COMPREHENSIVE INCOME	1,542,729	3,419	(371,659)
Balance	$ (844,444)	$ (2,387,173)	$ (2,390,592)